NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling Interest
Schedule of non-controlling interest included in the equity and the income
The non-controlling interest included in the equity and the income from the subsidiaries is summarized as follows:

				Other comprehensive income
As of December 31, 2018	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Agente de Valores Limitada	0.97	488	99	-	-	-	99
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Santander Corredores de Bolsa Limitada	49.00	21,673	755	(84)	2	(82)	673
Santander Corredora de Seguros Limitada	0.24	172	4	(2)	-	(2)	2
Subtotal		22,335	858	(86)	2	(84)	774

Entities controlled through other considerations:
Bansa Santander S.A.(1)	100.00	20,051	2,650	-	-	-	2,650
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	3,777	852	-	-	-	852
Subtotal		23,828	3,502	-	-	-	3,502

Total		46,163	4,360	(86)	2	(84)	4,276

				Other comprehensive income
As of December 31, 2017	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Agente de Valores Limitada	0.97	389	132	-	-	-	132
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Santander Corredores de Bolsa Limitada (1)	49.00	21,000	702	470	(134)	336	1,038
Santander Corredora de Seguros Limitada	0.25	167	4	-	-	-	4
Subtotal		21,557	838	470	(134)	336	1,174
Entities controlled through other considerations:
Bansa Santander S.A.	100.00	17,401	10,869	-	-	-	10,869
Santander Gestión de Recaudación y Cobranzas Limitada	100.00	2,925	741	-	-	-	741
Subtotal		20,326	11,610	-	-	-	11,610

Total		41,883	12,448	470	(134)	336	12,784

(1)     In September 2017, Bansa Santander S.A. celebrated a legal cession of rights,which generated an income of Ch$20,663 million before tax (Ch$15,197 million net of taxes).

				Other comprehensive income
As of December 31, 2016	Non-controlling	Equity	Income	Available for sale investments	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Subsidiaries:
Santander Agente de Valores Limitada	0.97	492	116	-	-	-	116
Santander S.A. Sociedad Securitizadora	0.36	2	-	-	-	-	-
Santander Corredores de Bolsa Limitada	49.41	19,966	1,130	1,054	(251)	803	1,933
Santander Corredora de Seguros Limitada	0.25	164	7	-	-	-	7
Subtotals		20,624	1,253	1,054	(251)	803	2,056

Entities controlled through other considerations:
Bansa Santander S.A.	100.00	6,533	529	-	-	-	529
Santander Gestión de Recaudación y Cobranzas Limitada (1)	100.00	2,184	583	-	-	-	583
Multinegocios S.A.	100.00	-	-	-	-	-	-
Servicios Administrativos y Financieros Limitada	100.00	-	-	-	-	-	-
Multiservicios de Negocios Limitada	100.00	-	-	-	-	-	-
Subtotals		8,717	1,112	-	-	-	1,112

Total		24,341	2,365	1,054	(251)	803	3,168

 (1) Ex Santander S.A. Corredores de Bolsa, See Note1.

Schedule of financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests
The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2018				2017				2016
				Net income				Net income				Net
	Assets	Liabilities	Capital		Assets	Liabilities	Capital		Assets	Liabilities	Capital	income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	77,764	9,595	66,374	1,795	76,177	9,803	64,937	1,437	75,000	10,065	62,276	2,659
Santander Corredores de Bolsa Limitada	102,228	57,999	42,691	1,538	88,711	45,855	41,424	1,432	86,473	45,724	38,356	2,393
Santander Agente de Valores Limitada	50,552	71	40,177	10,304	44,910	4,732	26,569	13,609	54,486	3,666	38,851	11,969
Santander S.A. Sociedad Securitizadora	704	66	728	(90)	400	50	432	(82)	509	77	512	(80)
Santander Gestión de Recaudación y Cobranzas Ltda.	6,932	3,155	2,925	852	10,826	7,901	2,184	741	8,547	6,363	1,602	582
Bansa Santander S.A.	20,437	386	17,401	2,650	25,535	8,134	6,533	10,868	31,301	24,768	6,004	529
Total	258,617	71,272	170,296	17,049	246,559	76,475	142,079	28,005	256,316	90,663	147,601	18,052